The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Active Portfolios – Diversified Equity Income Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 8, 2012 (Accession No. 0001193125-12-104073), which is incorporated herein by reference.